Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Schedule of Other Payables
	As of December 31,
	2023	2022
	USD thousands

Due to related parties - salary related	620	607
Accrued expenses	2,521	3,597
Government authorities	53	81
Salary related	269	437
Other payables	-	10
	3,463	4,732